SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 319,978		$ 293,072		$ 270,884
Operating income (loss)	65,955		58,774		54,615
Assets	138,496		132,680		117,847
Goodwill (Note 9)	39,400	[1]	39,510	[1]	39,999
Expenditures for assets	9,325		20,025		10,110
Depreciation and amortization	14,779		14,638		13,553
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues	234,541		209,558		189,649
Operating income (loss)	65,039		56,287		48,072
Assets	106,355		99,127		81,450
Goodwill (Note 9)	33,940		33,990		34,215
Expenditures for assets	8,837		19,024		9,404
Depreciation and amortization	13,346		13,030		11,650
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues	85,437		83,514		81,235
Operating income (loss)	916		2,487		6,543
Assets	32,141		33,553		36,397
Goodwill (Note 9)	5,460		5,520		5,784
Expenditures for assets	488		1,001		706
Depreciation and amortization	$ 1,433		$ 1,608		$ 1,903

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.